FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Convertible preferred stocks	$14,181.8	$13,608.8
Mutual funds	886.9	1,297.5
Simple agreement for future equity	131.1	125.8
Forward exchange contracts	207.7	100.2

	$15,407.5	$15,132.3
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Current	$207.7	$100.2
Noncurrent	15,199.8	15,032.1

	$15,407.5	$15,132.3
Financial liabilities

Forward exchange contracts	$466.5	$3,083.9
		(Concluded)
The Company entered into forward exchange contracts to manage exposures due to fluctuations of foreign exchange rates. These forward exchange contracts did not meet the criteria for hedge accounting.
Therefore, the Company did not apply hedge accounting treatment for these forward exchange contracts.
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)

December 31, 2024

Sell US$	January 2025 to March 2025	US$3,331.4
Sell JPY	January 2025	JPY45,234.0

December 31, 2025

Sell US$	January 2026 to March 2026	US$9,234.0
Sell JPY	January 2026	JPY6,096.0